Redeemable Non-controlling Interest (Tables)	12 Months Ended
Dec. 31, 2017
Redeemable Non-controlling Interest
Schedule of redeemable non-controlling interest

	For the Year Ended December 31,
	2015	2016	2017
	RMB	RMB	RMB
Balance as of January 1	—	—
Capital contribution	—	5,000	5,082
Loss	—	(82)	(298)
Accretion of redeemable non-controlling interest	—	164	798

Balance as of December 31	—	5,082	5,582